Basis of preparation (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Schedule of Condensed Income Statement and Cash Flow Statement

As BR Distribuidora represented a separate major line of business, the disposed interest is considered a discontinued operation. The statements of income and cash flows of the discontinued operations are presented below:

	2018	2017	2016

Sales revenues	10,946	10,943	8,979
Cost of sales	(9,334)	(8,949)	(7,116)
Gross profit	1,612	1,994	1,863

Income (expenses)
Selling expenses	(804)	(924)	(1,094)
General and administrative expenses	(216)	(261)	(239)
Other taxes	(82)	(54)	(39)
Other income and expenses	133	(89)	(486)
	(969)	(1,328)	(1,858)

Income before finance income (expense), results in equity-accounted investments and income taxes	643	666	5
Net finance income (expense)	628	(175)	(178)
Results of equity-accounted investments	–	(1)	–
Net income before income taxes	1,271	490	(173)
Income taxes	(428)	(131)	92
Net income (loss) for the year from discontinued operations	843	359	(81)

	2018	2017	2016
Cash flows from Operating activities
Net income for the period	843	359	(81)
Adjustments for:
Pension and medical benefits (actuarial expense)	121	158	110
Depreciation, depletion and amortization	115	142	131
Foreign exchange, indexation and finance charges	(644)	188	393
Deferred income taxes, net	395	68	(175)
Others	7	–	182

Decrease (Increase) in assets
Trade and other receivables, net	467	(50)	142
Other assets	103	(265)	(166)
Increase (Decrease) in liabilities
Trade payables	(168)	9	(114)
Pension and medical benefits	(3)	(43)	(40)
Other liabilities	(325)	(139)	516
Income taxes paid	(5)	(30)	(92)
Discontinued operation - Net cash provided by operating activities	906	397	806
Cash flows from Investing activities
Acquisition of PP&E and intangibles assets	(116)	(93)	(116)
Divestment (Investment) in marketable securities	72	817	55
Others	–	3	–
Discontinued operation - Net cash (used in) provided by investing activities	(44)	727	(61)
Cash flows from Financing activities
Equity contributions	–	1,944	–
Proceeds from financing	244	–	–
Repayment of principal	(49)	(2,478)	(44)
Repayment of interest	(88)	(481)	(540)
Dividends paid	(263)	(210)	(208)
Others		48	–
Discontinued operation - Net cash used in financing activities	(156)	(1,177)	(792)
Effect of exchange rate changes on cash and cash equivalents	1	1	41
Net increase (decrease) in cash and cash equivalents	707	(52)	(6)

Cash and cash equivalents at the beginning of the year	149	201	207

Cash and cash equivalents at the end of the year	856	149	201

Summary of Effect of Changes in Foreign Exchange Rates

Brazilian Real x U.S. Dollar	Quarterly average exchange rate	Period-end exchange rate
Dec 2018	3.81	3.87
Sep 2018	3.95	4.00
Jun 2018	3.61	3.86
Mar 2018	3.24	3.32
Dec 2017	3.25	3.31
Sep 2017	3.16	3.17
Jun 2017	3.22	3.31
Mar 2017	3.15	3.17
Dec 2016	3.29	3.26
Sep 2016	3.25	3.25
Jun 2016	3.51	3.21
Mar 2016	3.91	3.56

Summary of Consolidated Impacts on Financial Assets and Liabilities Resulting from Adoption of IFRS 9

Information on the consolidated impacts at January 1, 2018 is presented below:

Item of Consolidated Statement of Financial Position	Balance at 12.31.2017	Adjustment by initial application of IFRS 9	Note	Balance at 01.01.2018

Current assets

Trade and other receivables	4,972	(103)	2.3.1 b	4,869

Non-current assets

Trade and other receivables	5,175	(19)	2.3.1 b	5,156

Deferred income taxes	3,438	122		3,560

Others	3,084	(23)	2.3.1 b	3,061

Current liabilities

Finance debt	7,001	1	2.3.1 a	7,002

Others	2,508	(7)	2.3.1 a	2,501

Non-current liabilities

Finance debt	102,045	241	2.3.1 a	102,286

Equity

Accumulated other comprehensive (deficit)	(81,422)	(20)	2.3.1 c	(81,442)

Retained earnings		(222)		(222)

Non-controlling interests	1,700	(15)		1,685

The following table presents comparative information of marketable securities between the former classification and measurement in accordance with IAS 39 and the current requirements following the effectiveness of IFRS 9:

	Carrying amount according to IAS 39 at December 31, 2017				Carrying amount according to IFRS 9 at January 1, 2018
Classification according to IAS 39	In Brazil	Abroad	Total	Classification according to IFRS 9	In Brazil	Abroad	Total
Trading securities	1,067	–	1,067	Fair value through profit or loss	1,276	-	1,276

Available-for-sale securities	153	609	762	Fair value through other comprehensive income	13	609	622

Held-to-maturity securities	120	–	120	Amortised cost	51	-	51
	1,340	609	1,949		1,340	609	1,949

Impacts of Adoption of IFRS 15 Standard

The following table presents the impacts of adoption of this standard in 2018:

		Initial application of IFRS 15

	2018	Agent	Breakage	Others	Amount without effects of initial application of IFRS 15 - 2018
Sales revenues	84,638	3,720	(273)	(24)	88,061
Cost of sales	(52,184)	(3,720)	20	–	(55,884)
Gross profit	32,454	–	(253)	(24)	32,177
Income and expenses	(15,666)	–	253	24	(15,389)

Income before finance income (expense), results in equity-accounted investments and income taxes	16,788	–	–	–	16,788